Document And Entity Information	Aug. 17, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 17, 2026
Entity Registrant Name	ARXIS, INC.
Entity Central Index Key	0002093536
Entity Emerging Growth Company	false
Entity File Number	001-43234
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-5113483
Entity Address, Address Line One	1332 Blue Hills Avenue
Entity Address, City or Town	Bloomfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06002
City Area Code	860
Local Phone Number	243-7100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	ARXS
Security Exchange Name	NASDAQ
Amendment Description